Interest Rate Contracts - Narrative (Details)			9 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Apr. 30, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 01, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 01, 2016 USD ($)	Feb. 25, 2016 USD ($)	Jul. 09, 2015 contract
Derivative [Line Items]
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months			$ 300,000	$ (1,000,000)
Derivative Asset			310,000	1,032,000		$ 996,000
Derivative Asset, Notional Amount				200,000,000		100,000,000
Interest Rate Swap
Derivative [Line Items]
Derivative Asset				967,000		996,000
Derivative notional amount			100,000,000	200,000,000.0			$ 100,000,000	$ 100,000,000.0
Collateral posted			0	0
Derivative Asset, Notional Amount				100,000,000		100,000,000
Griffin Capital Essential Asset REIT, Inc. [Member]
Derivative [Line Items]
Derivative notional amount			1,150,000,000
Income expected to be recognized in earnings in next 12 months			3,900,000			(800,000)
Fair value of interest rate swap in a net liability position			10,892,000	3,713,000
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap
Derivative [Line Items]
Derivative, Number of Instruments Held | contract									3
Fair value of interest rate swap in a net liability position				3,713,000		(3,101,000)
Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap Effective Date July 1, 2020, $425,000 Notional Amount
Derivative [Line Items]
Derivative notional amount	$ 425,000,000
Derivative contract term	5 years
Recurring basis | Interest Rate Swap
Derivative [Line Items]
Derivative Asset			310,000	1,032,000		996,000
Recurring basis | Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap
Derivative [Line Items]
Derivative Asset			10,892,000	3,713,000
Recurring basis | Level 2 | Interest Rate Swap
Derivative [Line Items]
Derivative Asset			310,000	1,032,000		996,000
Recurring basis | Level 2 | Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap
Derivative [Line Items]
Derivative Asset			10,892,000	3,713,000
Griffin Capital Essential Asset Operating Partnership, L.P. [Member] | Interest Rate Swap
Derivative [Line Items]
Derivative Asset			$ 0	65,000		0
Derivative Asset, Notional Amount				$ 100,000,000		$ 0
Griffin Capital Essential Asset Operating Partnership, L.P. [Member] | Griffin Capital Essential Asset REIT, Inc. [Member] | Interest Rate Swap
Derivative [Line Items]
Derivative notional amount					$ 100,000,000
Griffin Capital Essential Asset Operating Partnership, L.P. [Member] | Recurring basis | Level 2 | Interest Rate Swap
Derivative [Line Items]
Fair value of interest rate swap in a net liability position					9,000
Derivative Asset, Notional Amount					$ 100,000,000
Cash Flow Hedging | Swap [Member]
Derivative [Line Items]
Derivative notional amount		$ 100,000,000
Proceeds from Derivative Instrument, Investing Activities		$ 100,000